Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Revenues:
Hotel reservations	$ 141,769,337	858,229,038	608,318,596	447,876,567
Air ticketing	22,299,437	134,994,100	123,754,276	125,094,628
Other	14,191,880	85,913,382	65,136,131	52,027,719
Total revenues	178,260,654	1,079,136,520	797,209,003	624,998,914
Business tax, VAT and surcharges	11,469,243	69,431,354	52,964,739	38,821,932
Net revenues	166,791,411	1,009,705,166	744,244,264	586,176,982
Cost of services	43,088,194	260,843,001	204,323,233	154,864,206
Gross profit	123,703,217	748,862,165	539,921,031	431,312,776
Operating expenses:
Service development	29,431,671	178,170,509	127,467,665	97,096,821
Sales and marketing	107,748,772	652,278,745	412,343,366	230,945,011
General and administrative	14,984,907	90,714,131	62,967,875	53,239,111
Amortization of intangible assets (note 7)	654,949	3,964,862	1,056,197	547,200
Charges related to property and equipment and intangible assets (note 7)	316,666	1,917,000	2,237,567	152,412
Income/(loss) from operations	(29,433,748)	(178,183,082)	(66,151,639)	49,332,221
Other income (expenses):
Interest income	9,942,642	60,189,774	55,260,173	25,648,357
Government subsidies (note 2(aa))	1,217,268	7,368,972	1,645,143
Foreign exchange losses	(319,016)	(1,931,227)	(1,967,016)	(19,502,653)
Other	(68,234)	(413,066)	1,523,052	(4,830,506)
Total other income	10,772,660	65,214,453	56,461,352	1,315,198
Income/(loss) before income tax expense/(benefit)	(18,661,088)	(112,968,629)	(9,690,287)	50,647,419
Income tax expense/(benefit) (note 9)	9,825,446	59,480,303	(16,016,274)	10,745,748
Impairment on equity method investment (note 6)			(4,812,242)
Share of net loss/(income) in non-consolidated affiliates	(700,966)	(4,243,438)	1,042,467	631,352
Net income/(loss)	(27,785,568)	(168,205,494)	471,278	39,270,319
Net loss attributable to noncontrolling interests	78,534	475,420
Net income/(loss) attributable to eLong, Inc.	(27,707,034)	(167,730,074)	471,278	39,270,319
Other comprehensive income
Total comprehensive income	$ (27,707,034)	(167,730,074)	471,278	39,270,319
Weighted average shares used in net income/(loss) per share computation
Basic (note 13)	69,454,746	69,454,746	68,833,132	60,455,723
Diluted (note 13)	69,454,746	69,454,746	69,442,580	62,298,141
Basic net income/(loss) per share (note 13)	$ (0.40)	(2.41)	0.01	0.65
Diluted net income/(loss) per share (note 13)	$ (0.40)	(2.41)	0.01	0.63